Share Capital	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Share Capital	Share Capital
As of December 31, 2020 and December 31, 2021, the Company had 200,000,000 shares of authorized common stock of $0.001 par value, of which 102,174,594 and 121,640,839 were issued and outstanding respectively.

Each outstanding share of common stock entitles the holder to one vote on all matters submitted to a vote of shareholders. Subject to preferences that may be applicable to any outstanding shares of preferred stock, holders of shares of common stock are entitled to receive ratably all dividends, if any, declared by the Company’s board of directors out of funds legally available for dividends. Upon the Company’s dissolution or liquidation or the sale of all or substantially all of the Company’s assets, after payment in full of all amounts required to be paid to creditors and to the holders of preferred stock having liquidation preferences, if any, the holders of the common stock will be entitled to receive pro rata the remaining assets available for distribution. Holders of common stock do not have conversion, redemption or preemptive rights to subscribe to any of the Company’s securities. All outstanding shares of common stock are fully paid and non-assessable. The rights, preferences and privileges of holders of common stock are subject to the rights of the holders of any shares of preferred stock which may be issued. The Company’s common stock is not subject to any sinking fund provisions and no holder of any shares will be required to make additional contributions of capital with respect to the Company’s shares in the future. There are no provisions in the Company’s articles of incorporation or bylaws discriminating against a shareholder because of his or her ownership of a particular number of shares.

As of December 31, 2020 and December 31, 2021, the Company had 20,000,000 shares of authorized preferred stock of $0.01 par value, of which 2,297,504 and 2,297,504 Series C Cumulative Redeemable Perpetual Preferred Shares (the “Series C Preferred Shares”), respectively, and 3,195,050 and 3,195,050 Series D Cumulative Redeemable Perpetual Preferred Shares (the “Series D Preferred Shares” and, together with the Series C Preferred Shares, the “Preferred Shares”), respectively, were issued and outstanding, respectively. In addition, 1,000,000 shares have been designated Series A Participating Preferred Stock in connection with our adoption of a shareholder rights plan.

Holders of Preferred Shares have no voting rights other than the ability (voting together as a class with all other classes or series of preferred stock upon which like voting rights have been conferred and are exercisable, including all of the Preferred Shares), subject to certain exceptions, to elect one director if dividends for six quarterly dividend periods (whether or not consecutive) payable on the Company’s Preferred Shares are in arrears and certain other limited protective voting rights. The Company’s Preferred Shares are subordinate to all of existing and future indebtedness.
Common stock

In November 2019, and April 2020 the Company issued to an unaffiliated third party 3,963,964, and 2,951,699 shares of common stock to pay the second and fourth instalment of $6,600, and $3,300, respectively, of the purchase price of the Troodos Oak.

In December 2019, the Company implemented a new program for the repurchase of an amount of up to 1,500,000 shares of its common stock. In March 2020, the Company terminated the program, having repurchased and canceled an amount of 1,500,000 shares of common stock during the first quarter of 2020.

In March 2020, the Company implemented a new program for the repurchase of an amount of up to 2,000,000 shares of its common stock, which was expanded for an additional 2,000,000 shares of its common stock. In June 2020, the Company terminated the program, having repurchased and canceled an amount of 3,624,283 shares of common stock.

In August 2020, the Company filed a prospectus supplement with the Securities and Exchange Commission, under which it may offer and sell shares of its common stock from time to time up to aggregate net offering proceeds of $23,500 through an “at-the-market” equity offering program (the “ATM Program”). In May 2021, the Company filed an addendum to the August 2020 prospectus supplement and increased its net offering proceeds to $100,000. As of December 31, 2021, the Company had offered to sell and had sold 19,417,280 shares and had received aggregate net offering proceeds of $71,537 under the ATM Program. As of March 18, 2022, the Company had not offered to sell and had not sold any additional common shares under the ATM Program.

Pursuant to arrangements approved by the Company’s shareholders and the nominating and compensation committee, effective July 1, 2008, in respect of the audit committee chairman and effective January 1, 2010, in respect of the other independent directors of the Company, every quarter the audit committee chairman receives the equivalent of $15 and the other independent directors each receive the equivalent of $7.50, all payable in arrears in the form of newly issued Company common stock as part compensation for services rendered as audit committee chairman and independent directors, respectively. The number of shares to be issued is determined based on the closing price of the Company’s common stock on the last trading day prior to the end of each quarter in which services were provided and the shares are issued as soon as practicable following the end of the quarter. During the years ended December 31, 2019, December 31, 2020 and December 31, 2021, 36,937 shares, 48,079 shares and 24,483 shares, respectively, were issued to the audit committee chairman and 36,937 shares, 48,079 shares and 24,482 shares, respectively, were issued in aggregate to the two other independent directors of the Company.

Preferred stock

In May 2014, the Company successfully completed a public offering, whereby 2,300,000 shares of Series C Preferred shares were issued and sold at a price of $25.00 per share. The net proceeds of the public offering and the private placement were $55,504, net of underwriting discount of $1,744 and offering expenses of $252. The Series C Preferred Shares were issued for cash and pay cumulative quarterly dividends at a rate of 8% per annum from their date of issuance, i.e. $2.00 per preferred share. The declaration of such dividend is subject to the discretion of the Company’s board of directors. At any time on or after May 31, 2019, the Series C Preferred Shares may be redeemed, at the option of the Company, in whole or in part at a redemption price of $25.00 per share plus unpaid dividends. The Series C Preferred Shares are not convertible into common stock and are not redeemable at the option of the holder.

In June 2014, the Company successfully completed a public offering, whereby 3,200,000 shares of Series D Preferred Shares were issued and sold at a price of $25.00 per share. The net proceeds of the public offering and the private placement were $77,420 net of underwriting discount of $2,369 and offering expenses of $211. The Series D Preferred Shares were issued for cash and pay cumulative quarterly dividends at a rate of 8% per annum from their date of issuance, i.e., $2.00 per preferred share. The declaration of such dividend is subject to the discretion of the Company’s board of directors. At any time on or after June 30, 2019, the Series D Preferred Shares may be redeemed, at the option of the Company, in whole or in part at a redemption price of $25.00 per share plus unpaid dividends. The Series D Preferred Shares are not convertible into common stock and are not redeemable at the option of the holder.

In March 2020, the Company implemented a program for the repurchase of up to 100,000 Series C Preferred Shares and up to 100,000 Series D Preferred Shares on the open market. Under the statement of designation of the respective series of preferred shares, any such shares repurchased by the Company were canceled. As of December 31, 2021, 2,496 Series C Preferred Shares and 4,950 Series D Preferred Shares had been repurchased and canceled under this repurchase program.
The payment due upon liquidation to holders of any series of the Company’s preferred shares is fixed at the redemption preference of $25.00 per share plus accumulated and unpaid dividends to the date of liquidation. The liquidation price of the Series C Preferred Shares and Series D Preferred Shares as of December 31, 2021 was $58,242 and $80,995, respectively.